PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.    PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Buildings	16,029	16,029	2,515
Leasehold improvements	—	1,448	227
Furniture, fixtures and equipment	11,133	12,977	2,037
Motor vehicles	517	512	80
Total	27,679	30,966	4,859
Less:
Accumulated depreciation	(10,028)	(12,715)	(1,995)
	17,651	18,251	2,864
Construction in progress	1,616	2,013	316
Property and equipment, net	19,267	20,264	3,180

Construction in progress represents the renovation of an office building and spare parts for medical equipment which the Group will used to assemble new equipment in house.

Depreciation expense was RMB2,059, RMB 2,441 and RMB2,727 (US$428) for the years ended December 31, 2019, 2020 and 2021, respectively. No impairment charges were recognized on the property and equipment for the years ended December 31, 2019, 2020 and 2021.